Stock Options and Nonvested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding at beginning of year	16,180,260	17,332,760	21,326,160
Number of options, Exercised	(107,200)	(417,900)	(2,205,600)
Number of options, Forfeited	(2,395,100)	(734,600)	(1,787,800)
Number of options, Outstanding at end of year	13,677,960	16,180,260	17,332,760
Number of options, Shares exercisable at end of year	13,677,960	16,180,260	14,513,528
Weighted average exercise price, Outstanding at beginning of year	$ 0.53	$ 0.55	$ 0.57
Weighted average exercise price, Exercised	0.25	0.25	0.22
Weighted average exercise price, Forfeited	0.98	1.08	1.18
Weighted average exercise price, Outstanding at end of year	0.46	0.53	0.55
Weighted average exercise price, Shares exercisable at end of year	$ 0.46	$ 0.53	$ 0.61
2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding at beginning of year	1,105,000	1,235,000	1,860,000
Number of options, Granted	2,690,000		120,000
Number of options, Exercised		(14,800)	(3,600)
Number of options, Forfeited	(40,000)	(115,200)	(741,400)
Number of options, Outstanding at end of year	3,755,000	1,105,000	1,235,000
Number of options, Shares exercisable at end of year	1,045,800	805,400	480,200
Weighted average exercise price, Outstanding at beginning of year	$ 0.87	$ 0.88	$ 0.89
Weighted average exercise price, Granted	0.34		0.87
Weighted average exercise price, Exercised		0.89	0.92
Weighted average exercise price, Forfeited	0.89	0.90	0.89
Weighted average exercise price, Outstanding at end of year	0.49	0.87	0.88
Weighted average exercise price, Shares exercisable at end of year	$ 0.88	$ 0.88	$ 0.89